NOTE 15. STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options valuation assumption
Date of Grant	September 3, 2009	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None	None
Risk - free interest rate (2)	2.95%	2.87%	2.82%	2.06%	2.73%
Volatility (3)	47%	42%	43%	46%	60%
Expected Life (in years) (4)	6.08	6.08	6.08	6.08	6.08

Assumptions under binomial model to estimate the fair value of options
Date of Grant	December 3, 2009	May 19, 2010	August 19, 2010	March 23, 2011

Dividend yield (1)	None	None	None	None
Risk - free interest rate (2)	1.08%	1.17%	1.23%	1.30%
Volatility (3)	40%	40%	40%	40%
Expected Life (in years) (4)	7.30	7.80	8.00	8.60

Summary of outstanding options
	Options Outstanding			Options Exercisable
Range of Exercise Price Per Share	Number Outstanding at December 31, 2013	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable at December 31, 2013	Weighted Average Exercise Price

$9.50 to $14.50	1,515,376	$4.77	6.05	1,433,474	$12.25

Summary of stock option activity
Options	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value

Outstanding at December 31, 2010	1,580,112	19.00	8.99	$11,329
Granted	72,000	36.38
Forfeited	(28,408)	24.89
Outstanding at December 31, 2011	1,623,704	19.67	8.04	$7,841
Forfeited	(63,075)	13.66
Outstanding at December 31, 2012	1,560,629	12.35	7.04	$13,501
Exercised	(29,250)	9.50
Forfeited	(16,003)	12.25
Outstanding at December 31, 2013	1,515,376	12.37	6.05	$11,563

Summary of unvested options
Options	Number of Shares	Weighted Average Fair Value

Unvested at January 1, 2013	432,705	$4.91
Vested	(305,550)	4.81
Forfeited or exercised	(45,253)	4.64
Unvested at December 31, 2013	81,902	$5.41
Expected to vest thereafter	81,902	$5.41